Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 275	$ 298	$ 346
Work-in-process	682	721	214
Finished goods	323	229	100
Total inventories	$ 1,280	$ 1,248	$ 660